Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	0.681%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,191,064.19

Principal:
Principal Collections	$27,207,659.39
Prepayments in Full	$13,762,692.32
Liquidation Proceeds	$583,469.70
Recoveries	$27,657.29
Sub Total	$41,581,478.70
Collections	$44,772,542.89

Purchase Amounts:
Purchase Amounts Related to Principal	$180,996.64
Purchase Amounts Related to Interest	$946.75
Sub Total	$181,943.39

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,954,486.28

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,954,486.28
Servicing Fee	$882,582.65	$882,582.65	$0.00	$0.00	$44,071,903.63
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$44,071,903.63
Interest - Class A-2a Notes	$76,359.04	$76,359.04	$0.00	$0.00	$43,995,544.59
Interest - Class A-2b Notes	$92,289.95	$92,289.95	$0.00	$0.00	$43,903,254.64
Interest - Class A-3 Notes	$515,200.00	$515,200.00	$0.00	$0.00	$43,388,054.64
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$43,235,288.64
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,235,288.64
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$43,155,137.47
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,155,137.47
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$43,097,222.47
Third Priority Principal Payment	$608,834.79	$608,834.79	$0.00	$0.00	$42,488,387.68
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$42,417,310.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,417,310.18
Regular Principal Payment	$38,496,028.43	$38,496,028.43	$0.00	$0.00	$3,921,281.75
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,921,281.75
Residual Released to Depositor	$0.00	$3,921,281.75	$0.00	$0.00	$0.00
Total		$44,954,486.28

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$608,834.79
Regular Principal Payment					$38,496,028.43
Total					$39,104,863.22
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$15,387,162.50	$71.57	$76,359.04	$0.36	$15,463,521.54	$71.93
Class A-2b Notes	$23,717,700.72	$71.57	$92,289.95	$0.28	$23,809,990.67	$71.85
Class A-3 Notes	$0.00	$0.00	$515,200.00	$1.07	$515,200.00	$1.07
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$39,104,863.22	$24.27	$1,045,758.66	$0.65	$40,150,621.88	$24.92

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$113,124,510.54	0.5261605	$97,737,348.04	0.4545923
Class A-2b Notes	$174,369,594.38	0.5261605	$150,651,893.66	0.4545923
Class A-3 Notes	$483,000,000.00	1.0000000	$483,000,000.00	1.0000000
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$992,834,104.92	0.6163073	$953,729,241.70	0.5920328

Pool Information
Weighted Average APR	3.544%	3.534%
Weighted Average Remaining Term	45.71	44.90
Number of Receivables Outstanding	55,901	54,675
Pool Balance	$1,059,099,182.74	$1,016,867,922.65
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,000,373,602.25	$960,635,270.13
Pool Factor	0.6344198	0.6091225

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$15,253,018.84
Yield Supplement Overcollateralization Amount	$56,232,652.52
Targeted Overcollateralization Amount	$63,138,680.95
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$63,138,680.95

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		145	$496,442.04
(Recoveries)		30	$27,657.29
Net Loss for Current Collection Period			$468,784.75
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5312%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5028%
Second Prior Collection Period			0.4129%
Prior Collection Period			0.7902%
Current Collection Period			0.5420%
Four Month Average (Current and Prior Three Collection Periods)			0.5620%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,063	$3,943,896.65
(Cumulative Recoveries)			$232,915.92
Cumulative Net Loss for All Collection Periods			$3,710,980.73
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2223%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,911.73
Average Net Loss for Receivables that have experienced a Realized Loss			$1,798.83

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.10%	497	$11,195,818.90
61-90 Days Delinquent	0.13%	58	$1,370,923.04
91-120 Days Delinquent	0.05%	18	$489,133.11
Over 120 Days Delinquent	0.04%	17	$363,610.13
Total Delinquent Receivables	1.32%	590	$13,419,485.18

Repossession Inventory:
Repossessed in the Current Collection Period		33	$871,483.78
Total Repossessed Inventory		55	$1,451,542.27

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1820%
Prior Collection Period			0.1592%
Current Collection Period			0.1701%
Three Month Average			0.1704%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	12

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer